INVESCO TREASURER'S SERIES TRUST

                           MONEY MARKET RESERVE FUND
                            TAX-EXEMPT RESERVE FUND

                              7800 E. Union Avenue
                             Denver, Colorado 80237
                            Telephone:  800-241-5477

The Financial Statements contained herein are submitted for the general information of the shareholders of the Fund. This Report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

                        INVESCO CAPITAL MANAGEMENT, INC.
                               Investment Adviser

                             INVESCO SERVICES, INC.
                                   Distributor

                          ANNUAL REPORT TO SHAREHOLDERS
                                 December 31, 1996


                                TABLE OF CONTENTS
                                                                        Page
Statement of Investment Securities.........................               2
Statement of Assets and Liabilities........................               7
Statement of Operations....................................               7
Statement of Change in Net Assets..........................               8
Notes to Financial Statements..............................               9
Financial Highlights.......................................              10
Report of Independent Accountants..........................              12

                               INVESCO Treasurer's Series Trust
                              Statement of Investment Securities
                                       December 31, 1996

                                                Effective
                                                 Interest         Principal
Description                                        Rate %            Amount             Value
---------------------------------------------------------------------------------------------

TREASURER'S MONEY MARKET RESERVE Fund
SHORT-TERM INVESTMENTS 100.00%
Commercial Paper 68.13%
AGRICULTURAL 3.53%
Archer-Daniels-Midland Co
   1/7/1997                                          6.19        $4,000,000        $3,995,933
                                                                                  -----------
CHEMICALS 2.91%
Great Lakes Chemical
   1/2/1997                                          6.59         3,300,000         3,299,404
                                                                                  -----------
FINANCE RELATED 18.11%
Bell Atlantic Financial Services
   1/8/1997                                          5.70         5,000,000         4,994,556
Daimler-Benz North America
   1/6/1997                                          5.69         5,000,000         4,996,111
Greenwich Funding
   1/6/1997                                          5.75         3,022,000         3,019,629
PHH Corp
   1/6/1997                                          5.46         7,500,000         7,494,427
                                                                                  -----------
                                                                                   20,504,723
                                                                                  -----------
FOOD PRODUCTS & BEVERAGES 13.24%
Campbell Soup
   1/2/1997                                          6.34         4,000,000         3,999,306
Heinz (H J) Co
   1/7/1997                                          5.41         7,000,000         6,993,817
McCormick & Co
   1/2/1997                                          6.09         4,000,000         3,999,333
                                                                                  -----------
                                                                                   14,992,456
                                                                                  -----------
INSURANCE 3.53%
St Paul Cos
   1/2/1997                                          6.59         4,000,000         3,999,278
                                                                                  -----------
LEASING COMPANIES 3.53%
Hertz Corp
   1/3/1997                                          6.39         4,000,000         3,998,600
                                                                                  -----------



MEDICAL RELATED - DRUGS 2.65%
Lilly (Eli) & Co
   1/2/1997                                          6.85         3,000,000         2,999,437
                                                                                  -----------
OIL & GAS RELATED 5.80%
Consolidation Coal
   1/16/1997                                         5.60         4,000,000         3,990,833
Questar Corp
   1/6/1997                                          5.80         2,585,000         2,582,953
                                                                                  -----------
                                                                                    6,573,786
                                                                                  -----------
PAPER & PAPER PRODUCTS 3.09%
Temple-Inland Inc
   1/6/1997                                          5.55         3,500,000         3,497,351
                                                                                  -----------
PRINTING 3.53%
Donnelley (R R) & Sons
   1/2/1997                                          6.85         4,000,000         3,999,250
                                                                                  -----------
RETAIL 3.53%
Dillard Investment
   1/6/1997                                          6.50         4,000,000         3,996,444
                                                                                  -----------
UTILITIES 4.68%
Central Illinois Public Service
   1/2/1997                                          7.10         3,000,000         2,999,417
Idaho Power
   1/7/1997                                          5.50         2,300,000         2,297,930
                                                                                  -----------
                                                                                    5,297,347
                                                                                  -----------
  TOTAL COMMERCIAL PAPER
   (Cost $77,154,009)                                                              77,154,009
                                                                                  -----------
Eurodollar Time Deposits 6.18%
BANKING 6.18%
Bankers Trust New York
   1/6/1997                                          5.55         6,000,000         6,000,000
Societe Generale Bank
   1/2/1997                                          5.78         1,000,000         1,000,000
                                                                                  -----------
  TOTAL EURODOLLAR TIME DEPOSITS
   (Cost $7,000,000)                                                                7,000,000
                                                                                  -----------
Loan Participation Agreements 18.54%
AGRICULTURAL 2.65%
Cargill Inc
   1/13/1997                                         5.49         3,000,000         3,000,000
                                                                                  -----------
CHEMICALS 7.06%
Polar Lights
   2/18/1997                                         5.53         8,000,000         8,000,000
                                                                                  -----------



FINANCE RELATED 5.30%
PACCAR Financial
   1/7/1997                                          5.50         6,000,000         6,000,000
                                                                                  -----------
UTILITIES 3.53%
Georgia Power
   1/24/1997                                         5.78         4,000,000         4,000,000
                                                                                  -----------
TOTAL LOAN PARTICIPATION
   AGREEMENTS (Cost $21,000,000)                                                   21,000,000
                                                                                  -----------
Municipal Short-Term Notes^ 6.71%
HEALTH CARE RELATED  2.56%
Fairview Hosp & Hlthcare Svcs of
   Minnesota, ACES, Hosp Rev,
   Series A, 11/1/2015                               5.78         2,900,000         2,900,000
                                                                                  -----------
INSURANCE 4.15%
Health Insurance Plan of New York,
   Gen Oblig, ACES, Ind Rev,
   Series B-1, 7/1/2016                              5.78         4,700,000         4,700,000
                                                                                  -----------
TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $7,600,000)                                                                7,600,000
                                                                                  -----------
Other 0.44%
United Missouri Bank, Money Market
   Fiduciary~ (Cost $495,355)                        4.55           495,355           495,355
                                                                                  -----------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $113,249,364#)                                                           113,249,364
                                                                                  ===========

TREASURER'S TAX-EXEMPT RESERVE Fund
MUNICIPAL  SHORT-TERM  INVESTMENTS^  98.87%
Daily Put Bonds 22.40%
LOUISANA 4.31%
East Baton Rouge Parish, Louisana
   (Exxon Corp Proj), ATS, PCR Ref,
   1989 Series, 11/1/2019                            4.99         1,000,000         1,000,000
                                                                                  -----------
NEW YORK 12.49%
New York City, New York, AR, Gen
   Oblig, 1994 Subseries E-4,
   8/1/2022                                          4.99         1,300,000         1,300,000
New York City, New York, TEAMS,
   Gen Oblig, 1995 Subseries B-7,
   8/15/2018                                         4.99           800,000           800,000
New York City Muni Wtr Fin Auth,
   New York, AR, Wtr & Swr System
   Rev, Series C, 6/15/2022                          4.99           800,000           800,000
                                                                                  -----------
                                                                                    2,900,000
                                                                                  -----------




OREGON 2.15%
Umatilla Cnty Hosp Facil Auth,
   (Franciscan Hlth System Pooled
   Fing Prog), DATES, Hosp Rev,
   12/1/2024                                         4.94           500,000           500,000
                                                                                  -----------
WYOMING 3.45%
Lincoln Cnty, Wyoming (Exxon Corp
   Proj), ATS, PCR, Series C,
   7/1/2017                                          5.09           800,000           800,000
                                                                                  -----------
TOTAL DAILY PUT BONDS
   (Cost $5,200,000)                                                                5,200,000
                                                                                  -----------
Weekly Put Bonds 76.47%
ALABAMA 1.53%
Montgomery Indl Dev Brd, Alabama
   (Smith Inds Proj), V/FRD, IDR,
   Series 1988-B, 6/1/2000                           4.29          355,000            355,000
                                                                                  -----------
ALASKA 1.72%
Alaska Hsg Fin Corp, Alaska,
   VR, Gen Mtg Rev, 1991
   Series C, 6/1/2026                                4.14           400,000           400,000
                                                                                  -----------
ARIZONA 10.68%
Apache Cnty Indl Dev Auth,
   Arizona (Tucson Elec Pwr
   Springerville Proj), VR, IDR,
   1983 Series C, 12/15/2018                         4.09         1,100,000         1,100,000
Maricopa Cnty Indl Dev Auth,
   Arizona (McLane Co Proj), VRD,
   Rev, Series 1984, 10/1/2004                       4.56         1,380,000         1,380,000
                                                                                  -----------
                                                                                    2,480,000
                                                                                  -----------
GEORGIA 10.40%
Gwinnett Cnty Hsg Auth, Georgia
   (Greens Apts Proj), AR, Multifamily
   Hsg Rev Ref, Series 1995, 6/15/2025               4.09         1,000,000         1,000,000
Jasper Cnty Econ Dev Auth, Georgia
   (Earth Pak Proj), AR, IDR,
   Series 1992, 3/1/2004                             4.24           415,000           415,000
Savannah Downtown Dev Auth,
   Georgia (Savannah Parking Facil
   Proj), A/FR, Rev, 9/1/2005                        4.09         1,000,000         1,000,000
                                                                                  -----------
                                                                                    2,415,000
                                                                                  -----------





IDAHO 4.31%
Nez Perce Cnty, Idaho (Potlatch
   Corp Proj), DATES, PCR Ref,
   1985 Series, 12/1/2007                            4.09         1,000,000         1,000,000
                                                                                  -----------
MISSOURI 8.19%
Missouri Hlth & Edl Facils
   Auth (Barnes Hosp Proj), ARD,
   Hlth Facils Rev, Series 1985B,
   12/1/2015                                         3.99         1,000,000         1,000,000
Saint Louis Cnty Indl Dev Auth,
   Missouri (Schnuck Mkts-Kirk),
   F/VR, IDR, 12/1/2015                              4.18          900,000            900,000
                                                                                  -----------
                                                                                    1,900,000
                                                                                  -----------
OREGON 4.31%
Oregon Veterans' Welfare, VRD,
   Gen Oblig, Series 73-F, 12/1/2017                 3.84         1,000,000         1,000,000
                                                                                  -----------
PENNSYLVANIA 3.45%
Allegheny Cnty Hosp Dev Auth,
   Pennsylvania (Children's Hosp of
   Pittsburgh), F/VR, Series B 1990,
   1/1/2021                                          3.94           800,000           800,000
                                                                                  -----------
SOUTH CAROLINA 2.15%
Dorchester Cnty, South Carolina
   (BOC Group Proj), TEAMS, PCR
   Ref, Series 1993, 12/8/2000                       4.14           500,000           500,000
                                                                                  -----------
TENNESSEE 4.31%
Morristown Indl Dev Brd, Tennessee
   (Camvac Intl Proj), Indl Rev,
   Series 1983, 6/1/1998                             4.44         1,000,000         1,000,000
                                                                                  -----------
VERMONT 4.31%
Vermont Indl Dev Auth (Ryegate
   Proj), VRD, IDR, Series 1990,
   12/1/2015                                         4.04         1,000,000         1,000,000
                                                                                  -----------
WASHINGTON 10.34%
Washington Hsg Fin Commn (Pac
   First Fed Svgs Bank Prog), VRD,
   Multifamily Mtg Rev Ref,
   Series 1988B, 10/1/2020                           4.24          400,000            400,000
Washington Pub Pwr Supply System,
   AR, Ref Elec Rev, Nuclear Proj #1,
   Series 1993-1A, 7/1/2017                          4.09         1,000,000         1,000,000
Nuclear Proj #3, Series 1993-3A,
   7/1/2018                                          4.09         1,000,000         1,000,000
                                                                                  -----------
                                                                                    2,400,000
                                                                                  -----------




WEST VIRGINIA 2.15%
Mercer Cnty, West Virginia
   (Flowers Baking Proj), AR, IDR
   Ref, Series 1995, 3/1/1999                        4.14          500,000            500,000
                                                                                  -----------
WYOMING 8.62%
Green River, Wyoming (Allied Corp
   Proj), F/FR, PCR Ref, 1982 Series,
   12/1/2012                                         4.45         2,000,000         2,000,000
                                                                                  -----------
TOTAL WEEKLY PUT BONDS
   (Cost $17,750,000)                                                              17,750,000
                                                                                  -----------
TOTAL MUNICIPAL SHORT-TERM INVESTMENTS
   (Cost $22,950,000)                                                              22,950,000
                                                                                  -----------
TAXABLE SHORT-TERM INVESTMENTS 1.13%
United Missouri Bank, Money Market
   Fiduciary~ (Cost $263,010)                        4.55           263,010           263,010
                                                                                  -----------
TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $23,213,010#)                                                            $23,213,010
                                                                                  ===========

The  following  abbreviations  may be used in  portfolio  descriptions:
  A/FR*    - Adjustable/Fixed Rate
  ACES*    - Adjustable Convertible Extendable Securities
  AR*      - Adjustable Rate
  ARD*     - Adjustable Rate Demand
  ATS*     - Adjustable Tender Securities
  DATES*   - Daily Adjustable Tax-Exempt Securities
  F/FR     - Floating/Fixed Rate
  F/VR*    - Floating/Variable Rate
  IDR      - Industrial Development Revenue
  PCR      - Pollution Control Revenue
  TEAMS*   - Tax-Exempt Adjustable Mode Securities
  V/FRD*   - Variable/Fixed Rate Demand
  VR*      - Variable Rate
  VRD*     - Variable Rate Demand

* Rate is subject to change.  Rate shown reflects current rate.

^ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

~ Principal and interest are payable on demand.

# Also represents cost for income tax purposes.

See Notes to Financial Statements

                         INVESCO Treasurer's Series Trust
                       Statement of Assets and Liabilities
                                December 31, 1996

                                            Treasurer's             Treasurer's
                                            Money Market              Tax-Exempt
                                            Reserve Fund            Reserve Fund
                                          --------------------------------------
ASSETS
Investment Securities:
   At Cost                                  $113,249,364             $23,213,010
                                          ======================================
   At Value                                 $113,249,364             $23,213,010
Receivables:
   Fund Shares Sold                                    0                  75,000
   Interest                                      154,035                  95,005
Prepaid Expenses and Other Assets                 41,496                   5,159
                                          ======================================
TOTAL ASSETS                                 113,444,895              23,388,174

LIABILITIES
Payables:
   Distributions to Shareholders                      55                   2,055
   Fund Shares Repurchased                       163,609                       0
                                          --------------------------------------
TOTAL LIABILITIES                                163,664                   2,055
                                          --------------------------------------
Net Assets at Value                         $113,281,231             $23,386,119
                                          ======================================
Shares Outstanding*                          113,281,231              23,386,119
Net Asset Value, Offering and
   Redemption Price per Share                       1.00                    1.00
                                          ======================================

* The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At December 31, 1996, there was an unlimited number of shares of beneficial interest (without par value) authorized. Paid-in capital was $113,281,231 and $23,386,119 for Money Market Reserve and Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

                        INVESCO Treasurer's Series Trust
                             Statement of Operations
                          Year Ended December 31, 1996

                                            Treasurer's              Treasurer's
                                            Money Market              Tax-Exempt
                                            Reserve Fund            Reserve Fund
                                            ------------------------------------
INVESTMENT INCOME
INTEREST INCOME                               $7,323,585                $849,391
EXPENSES
Investment Advisory Fees                         337,832                  58,191
                                            ------------------------------------
Net Investment Income and Net Increase
   in Net Assets from Operations              $6,985,753                $791,200
                                            ====================================

See Notes to Financial Statements

                                       INVESCO Treasurer's Series Trust
                                      Statement of Changes in Net Assets
                                            Year Ended December 31

                                                                  Treasurer's                           Treasurer's
                                                                  Money Market                           Tax-Exempt
                                                                  Reserve Fund                         Reserve Fund
                                                        -------------------------------      ------------------------------
                                                             1996              1995              1996              1995

OPERATIONS AND DISTRIBUTIONS
  TO SHAREHOLDERS
Net Investment Income Earned and Distributed
  to Shareholders                                       $   6,985,753     $   7,752,792      $   791,200       $    825,621
                                                        ===============================      ==============================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                           $ 955,891,903     $ 825,198,418      $ 40,135,621      $ 43,090,801
Reinvestment of Dividends                                   6,947,826         7,737,011           772,754           810,636
                                                        -------------------------------      ------------------------------
                                                          962,839,729       832,935,429        40,908,375        43,901,437
Amounts Paid for Repurchases of Shares                  (991,443,585)     (784,181,331)      (39,450,460)      (41,688,877)
                                                        -------------------------------      ------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                                          (28,603,856)        48,754,098         1,457,915         2,212,560
NET ASSETS
Beginning of Period                                       141,885,087        93,130,989        21,928,204        19,715,644
                                                        -------------------------------      ------------------------------
End of Period                                           $ 113,281,231     $ 141,885,087      $ 23,386,119      $ 21,928,204
                                                        ===============================      ==============================

FUND SHARE TRANSACTIONS
Shares Sold                                               955,891,903       825,198,418        40,135,621        43,090,801
Shares Issued from Reinvestment
   of Dividends                                             6,947,826         7,737,011           772,754           810,636
                                                        -------------------------------      ------------------------------
                                                          962,839,729       832,935,429        40,908,375        43,901,437
Shares Repurchased                                      (991,443,585)     (784,181,331)      (39,450,460)      (41,688,877)
                                                        -------------------------------      ------------------------------
Net Increase (Decrease) in Fund Shares                   (28,603,856)        48,754,098         1,457,915         2,212,560
                                                        ===============================      ==============================

See Notes to Financial Statements

                               INVESCO Treasurer's Series Trust
                                 Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts and consists of four separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund"), INVESCO Treasurer's Tax-Exempt Reserve Fund ( "Tax-Exempt Fund") (collectively, the "Funds"), INVESCO Treasurer's Prime Reserve Fund ("Prime Reserve"), and INVESCO Treasurer's Special Reserve Fund ("Special Reserve"), each of which represents a separate portfolio of investments. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Prime Reserve and Special Reserve are not presented herein.
      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith by the Trust's trustees.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
C. FEDERAL AND STATE TAXES - The Trust has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by the Tax-Exempt Fund for the year ended December 31, 1996, 92.55% were exempt from federal income taxes.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Trust's net investment income is distributed to shareholders by dividends declared
      daily and paid monthly.   Reinvestment of dividends is effected at the
      month-end net asset value.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Capital Management, Inc. ("ICM") serves as the Trust's investment adviser. As compensation for its services to the Trust, ICM receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. ICM is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Trust. In accordance with the Investment Advisory Agreement, ICM bears all other expenses of the Funds, except taxes, interest and brokerage commissions.
NOTE 3 - TRANSACTIONS WITH AFFILIATES.
     The Trust has adopted an unfunded deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 25% of the retainer fee at the time of retirement. As of July 1, 1996 benefits are based on an annual rate of 40% of the retainer fee at the time of retirement.
      For the year ended December 31, 1996, pension expenses, unfunded accrued pension costs and pension liability were paid by ICM in accordance with the Investment Advisory Agreement and were as follows:

                                                    Unfunded
                                    Pension         Accrued            Pension
Fund                                Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Money Fund                           $1,902            $4,742            $9,396
Tax-Exempt Fund                         282               840             1,608

                               INVESCO Treasurer's Series Trust
                                     Financial Highlights
                     (For a Fund Share Outstanding Throughout Each Period)


                                                                          Year Ended December 31
                                             ------------------------------------------------------------------------------
                                               1996              1995              1994              1993              1992

                                             Treasurer's Money Market Reserve Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                        $1.00             $1.00             $1.00             $1.00             $1.00
                                           --------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                 0.05              0.06              0.04              0.03              0.04
                                           --------------------------------------------------------------------------------

Net Asset Value - End of Period               $1.00             $1.00             $1.00             $1.00             $1.00
                                           ================================================================================

TOTAL RETURN                                  5.30%             5.82%             4.13%             2.92%             3.57%

RATIOS
Net Assets -End of Period
   ($000 Omitted)                          $113,281          $141,885           $93,131          $102,822          $117,711
Ratio of Expenses to Average
   Net Assets                                 0.25%             0.25%             0.25%             0.25%             0.25%
Ratio of Net Investment Income
   to Average Net Assets                      5.17%             5.71%             4.02%             2.88%             3.54%

                                        INVESCO Treasurer's Series Trust
                                        Financial Highlights (Continued)
                            (For a Fund Share Outstanding Throughout Each Period)



                                                                     Year Ended December 31
                                            ------------------------------------------------------------------------------
                                               1996              1995              1994              1993             1992

                                            Treasurer's Tax-Exempt Reserve Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                        $1.00             $1.00             $1.00             $1.00             $1.00
                                            -------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                 0.03              0.04              0.03              0.02              0.03
                                            -------------------------------------------------------------------------------
Net Asset Value - End of Period               $1.00             $1.00             $1.00             $1.00             $1.00
                                            ===============================================================================

TOTAL RETURN                                  3.45%             3.90%             2.81%             2.30%             2.88%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                            23,386            21,928            19,716            27,261            60,717
Ratio of Expenses to Average
   Net Assets                                 0.25%             0.25%             0.25%             0.25%             0.25%
Ratio of Net Investment Income
   to Average Net Assets                      3.40%             3.86%             2.69%             2.28%             2.84%


                         Report of Independent Accountants


To the Trustees and Shareholders of
INVESCO Treasurer's Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (two of the portfolios of the INVESCO Treasurer's Series Trust, hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP

Denver, Colorado
January 31, 1997

                             [This page intentionally left blank.]

Investment Adviser
INVESCO Capital Management, Inc.


Distributor
INVESCO Services, Inc.


Transfer Agent
INVESCO Funds Group, Inc.


Custodian
UMB Bank


Independent Accountants
Price Waterhouse LLP


Legal Counsel
Kirkpatrick & Lockhart
Moye, Giles, O'Keefe, Vermeire
  & Gorrell

                                ANNUAL REPORT

                                   INVESCO
                                 TREASURER'S
                                 SERIES TRUST

                                 MONEY MARKET
                                 RESERVE FUND

                                  TAX-EXEMPT
                                 RESERVE FUND

                               December 31, 1996